Commitments and Contingencies	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6 – Commitments and Contingencies
From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of business. As of September 30, 2022 (unaudited) and February 18, 2022, the Company was not subject to any material litigation nor is the Company aware of any material litigation threatened against it.